Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	51.82%
Annual Return 2014	(6.76%)
Annual Return 2015	14.04%
Annual Return 2016	8.82%
Annual Return 2017	35.71%
Annual Return 2018	(15.94%)
Annual Return 2019	21.94%
Annual Return 2020	4.81%
Annual Return 2021	(0.53%)
Annual Return 2022	(14.49%)